Strategic Investments - CTT Pharmaceuticals Inc. (Details)			12 Months Ended
	Aug. 20, 2018 CAD ($) $ / shares shares	May 20, 2018 CAD ($) $ / shares shares	Jun. 30, 2019 CAD ($) year shares	Jun. 30, 2018 CAD ($) year	Jun. 30, 2019 USD ($) $ / shares shares	Aug. 20, 2018 USD ($) shares	Jun. 30, 2018 $ / shares	Jun. 30, 2018 CAD ($)	May 20, 2018 USD ($) shares
Disclosure of associates [line items]
Gains (losses) recognised in profit or loss, fair value measurement, assets			$ (144,368,000)	$ 0
Additions			8,776,000	336,588,000
Unrealized gain (loss) on marketable securities			(16,199,000)	$ 173,387,000
Impairment loss recognised in profit or loss			$ 88,932,000
CTT
Disclosure of associates [line items]
Total shareholdings (in shares) | shares			3,731,343		3,731,343
Proportion of diluted ownership interest in associate			35.90%
Proportion of pro rata ownership interest in associate if all warrants exercised				42.50%
Proportion of ownership interest in associate			7.90%	0.00%
Additions			$ 3,413,000	$ 0
Quoted market price (in CAD per share) | $ / shares					$ 0.21
Fair value of investment in associates			1,000,000		$ 800,000
Impairment loss recognised in profit or loss			2,078,000
Derivatives and Convertible Debentures at FVTPL
Disclosure of associates [line items]
Unrealized gain (loss) on marketable securities			$ (16,199,000)	173,387,000
CTT | Derivatives and Convertible Debentures at FVTPL
Disclosure of associates [line items]
Number of warrants held by entity (in shares) | shares			20,779,972		20,779,972
Number of share purchase warrants received (in shares) | shares		20,779,972							20,779,972
Proportion of pro rata ownership interest in associate if all warrants exercised		42.50%
Convertible Debentures | CTT | Derivatives and Convertible Debentures at FVTPL
Disclosure of associates [line items]
Face amount of unsecured, convertible debenture purchased		$ 1,319,000							$ 1,000,000
Interest rate		500.00%							500.00%
Financial assets maturity, term		3 years
Financial assets, convertible into common shares, price per share at conversion (in USD per share) | $ / shares		$ 0.268
Proportion of ownership interest in associate	8.00%
Fair value of financial instrument	$ 3,400,000					$ 1,000,000		$ 4,600,000
Quoted stock price (in CAD per share) | $ / shares	$ 0.70
Gains (losses) recognised in profit or loss, fair value measurement, assets			$ 1,200,000
Convertible Debentures | CTT | Marketable securities designated at FVTOCI
Disclosure of associates [line items]
Financial assets, convertible into shares, number of shares received upon conversion (in shares) | shares	3,731,343					3,731,343
Warrants | CTT | Derivatives and Convertible Debentures at FVTPL
Disclosure of associates [line items]
Fair value of financial instrument								$ 15,500,000
Unrealized gain (loss) on marketable securities			$ (16,700,000)	$ 15,200,000
Quoted market price (in CAD per share) | $ / shares					$ 0.21		$ 0.89
Interest rate on financial asset			1.81%	2.85%
Dividend yield			0.00%	0.00%
Historical stock price volatility			20.00%	20.00%
Expected life | year			1.89	2.89